Investments (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Notes and other explanatory information [abstract]
Total estimated fair value of investments	$ 47,627,528		$ 29,645,148
Unrealized gain (loss) on investments	(3,406,815)	$ 2,723
Realized gain on investments		$ 300,804
Public investments, at fair value through profit and loss	106,857		272,520
Private investments, at fair value through profit and loss	25,541,805		29,372,628
Other investments, at fair value through profit and loss	$ 21,978,866
Preferred shares yield	12.00%
Interest income	$ 18,060